DERIVATIVE LIABILITIES (Details) (USD $)	1 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended		0 Months Ended
	Nov. 30, 2013	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Nov. 19, 2013	Oct. 23, 2014	Sep. 23, 2014	Sep. 30, 2009	Jul. 31, 2008
DERIVATIVE LIABILITIES [Abstract]
Derivative Liability, Beginning balance				$ 1,933,500						$ 5,200,000
Issuances in derivative value due to warrants						1,883,109
Change in fair market value of derivative liabilities		800,000		3,266,500		50,392
Derivative Liability, Ending balance		5,200,000		5,200,000		1,933,500		1,883,109		5,200,000
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Probability of future financing				100.00%		0.00%
Expected term				6 years 1 month 20 days
Class of Warrant or Right [Line Items]
Number of shares called by warrants						20,000,000		20,000,000			2,100,000	2,100,000
Warrant term	7 years					7 years
Warrant, exercise price		$ 0.05		$ 0.05		$ 0.05	$ 0.50	$ 0.05
Raven Warrants [Member]
Class of Warrant or Right [Line Items]
Issuance of stock purchase warrants								16,140,000
Put rights strike price								0.10
Number of shares called by warrants								16,140,000
Warrant term	7 years							7 years
Warrant, exercise price								$ 0.05
MNH Warrants [Member]
Class of Warrant or Right [Line Items]
Issuance of stock purchase warrants								3,860,000
Put rights strike price								0.10
Number of shares called by warrants								3,860,000
Warrant term	7 years							7 years
Warrant, exercise price								$ 0.05
Number of warrants exercised									100,000
Number of warrants cancelled									15,744
Total exercise price of warrants									$ 5,000
Shares issued for warrants exercised									84,256
Minimum [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Volatility				141.00%		143.00%
Risk-free interest rate				1.48%		1.37%
Expected term				6 years 4 months 20 days		6 years 10 months 20 days
Class of Warrant or Right [Line Items]
Warrant, exercise price											0.10	0.10
Maximum [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Volatility				158.00%		144.00%
Risk-free interest rate				1.78%		1.75%
Expected term				6 years 7 months 20 days		7 years
Class of Warrant or Right [Line Items]
Warrant, exercise price											2.00	2.00